Amount Due from and Due to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amounts due from related parties
Amounts due from related parties	$ 3,480	$ 1,938
Amounts due to related parties
Amounts due to related parties	9,144	13,310
Wasu Digital Co., Ltd.
Amounts due from related parties
Amounts due from related parties	159	154
Amounts due to related parties
Amounts due to related parties	524	751
Mr. Zhu Hong Gang
Amounts due from related parties
Amounts due from related parties	121
Amounts due to related parties
Amounts due to related parties	168	164
Aegis Media
Amounts due from related parties
Amounts due from related parties	2,797	571
Amounts due to related parties
Amounts due to related parties	8,439	12,226
Chongqing Changhui Culture Co., Ltd.
Amounts due from related parties
Amounts due from related parties	320	1,133
Amounts due to related parties
Amounts due to related parties	13	169
Mr. Fu Rao
Amounts due from related parties
Amounts due from related parties	$ 83	$ 80